Operating Assets and Liabilities - Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of Contract Liabilities [Roll Forward]
Non-current contract liabilities	$ 95	$ 67	[1]	$ 71	[1]
Current contract liabilities	24	3	[1]	5	[1]
AbbVie
Reconciliation of Contract Liabilities [Roll Forward]
Contract liabilities at January 1	70	76		74
Consideration received	14	0		0
Additions from asset acquisition	51	0		0
Revenue recognized during the year	(16)	(1)		0
Exchange rate adjustment	0	(5)		2
Contract liabilities at December 31	119	70		76
Non-current contract liabilities	95	67		71
Current contract liabilities	$ 24	$ 3		$ 5

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.